Debt - Schedule of Classification of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 6,281,256	$ 4,856,323	$ 4,007,580
Guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	4,026,496
Not Guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	174,167
Debt in Chapter 11 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	4,200,663
Loans [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	397,630
(Debtor in Possession) DIP [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,682,963